Related Party Transactions And Balances (Details) - Sep. 30, 2024	USD ($)	CNY (¥)
Related Party Transactions And Balances [Line Items]
Reimbursement expenses	$ 30,213	¥ 212,023
Payroll payables	20,167	141,520
Mori Enterprise Management (Beijing) Partnership [Member]
Related Party Transactions And Balances [Line Items]
Staff advance	19,523	137,000
Qi Fei Shanghai Technology Co., Ltd. [Member]
Related Party Transactions And Balances [Line Items]
Staff advance	$ 142	¥ 1,000